Income Taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Net income before income taxes	$ 1,416.0	$ 763.9
Statutory tax rate	26.50%	26.50%
Tax expense at statutory rate	$ 375.2	$ 202.4
Reconciling items
Other	3.2	1.2
Adjustments in respect of prior years	1.4	(1.3)
Foreign withholding tax	0.2	0.5
Differences due to changing future tax rates	0.1	0.1
Global minimum tax	33.8	19.8
Differences in foreign statutory tax rates	(102.2)	(58.1)
Income not taxable	(7.0)	(0.8)
Impact of Barbados corporate tax reform		49.1
Change in unrecognized deductible temporary differences	(0.8)	(1.1)
Income tax expense	$ 303.9	$ 211.8